Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (93.7%)

Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond,
8.00%, 11/26/29 (a)	$1,400	$1,113
9.38%, 5/8/48 (a)	1,010	793
		1,906
Argentina (1.5%)
Corporate Bonds (1.0%)
Province of Santa Fe,
6.90%, 11/1/27 (a)	1,180	767
Provincia de Cordoba,
7.45%, 9/1/24 (a)	750	431
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)(b)(c)	1,730	969
		2,167
Sovereign (0.5%)
Argentine Republic Government International Bond,
0.13%, 7/9/30 – 7/9/35(d)	2,512	990
1.00%, 7/9/29	167	76
		1,066
		3,233
Azerbaijan (1.1%)
Sovereign (1.1%)
Republic of Azerbaijan International Bond,
3.50%, 9/1/32	2,448	2,361

Bahrain (1.1%)
Sovereign (1.1%)
Bahrain Government International Bond,
7.50%, 9/20/47	2,090	2,228

Belarus (0.7%)
Sovereign (0.7%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	850	797
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (a)	710	666
		1,463
Brazil (5.3%)
Corporate Bonds (2.6%)
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (a)	1,150	1,075
CSN Islands XI Corp.,
6.75%, 1/28/28 (a)	1,260	1,223
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	1,000	1,040
Petrobras Global Finance BV,
5.09%, 1/15/30	846	890
6.75%, 6/3/50	400	434

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Rumo Luxembourg Sarl,
7.38%, 2/9/24	512	538
Suzano Austria GmbH,
3.75%, 1/15/31	225	226
		5,426
Sovereign (2.7%)
Brazilian Government International Bond,
3.88%, 6/12/30	590	591
4.50%, 5/30/29	470	502
5.00%, 1/27/45	2,588	2,618
6.00%, 4/7/26	1,610	1,883
		5,594
		11,020
Chile (2.2%)
Corporate Bond (0.6%)
Colbun SA,
3.15%, 3/6/30 (a)	1,110	1,200

Sovereign (1.6%)
Chile Government International Bond,
3.50%, 1/25/50	1,570	1,796
3.86%, 6/21/47	250	300
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,140
		3,236
		4,436
China (5.5%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	1,050	1,079

Sovereign (5.0%)
Sinopec Group Overseas Development 2012 Ltd.,
4.88%, 5/17/42	1,810	2,387
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	3,040	3,337
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)	1,770	1,896
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	2,012
3.70%, 6/10/25 (a)	780	860
		10,492
		11,571
Colombia (2.9%)
Corporate Bonds (0.9%)
Geopark Ltd.,
6.50%, 9/21/24 (a)	850	807
Millicom International Cellular SA,
6.63%, 10/15/26 (a)	420	451
Termocandelaria Power Ltd.,
7.88%, 1/30/29 (a)	660	710
		1,968

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sovereign (2.0%)
Colombia Government International Bond,
3.00%, 1/30/30 (e)		1,531	1,569
5.00%, 6/15/45		2,230	2,606
			4,175
			6,143
Costa Rica (0.9%)
Sovereign (0.9%)
Costa Rica Government International Bond,
6.13%, 2/19/31 (a)		1,290	1,218
7.16%, 3/12/45		780	715
			1,933
Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond,
6.00%, 1/26/24		680	788

Dominican Republic (3.1%)
Sovereign (3.1%)
Dominican Republic International Bond,
5.88%, 1/30/60 (a)		1,190	1,130
6.00%, 7/19/28 (a)		560	604
6.85%, 1/27/45 (a)		1,252	1,325
6.88%, 1/29/26 (a)		1,605	1,790
7.45%, 4/30/44 (a)		666	753
9.75%, 6/5/26 (a)	DOP	48,050	841
			6,443
Ecuador (1.6%)
Sovereign (1.6%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$351	165
0.50%, 7/31/30 – 7/31/40 (a)(d)		5,707	3,250
			3,415
Egypt (3.8%)
Sovereign (3.8%)
Arab Republic of Egypt,
5.25%, 10/6/25		710	712
Egypt Government International Bond,
4.75%, 4/16/26	EUR	480	537
6.13%, 1/31/22 (a)(e)		$390	401
6.38%, 4/11/31 (a)	EUR	1,610	1,761
6.59%, 2/21/28		$600	595
7.50%, 1/31/27 (a)(e)		840	885
7.90%, 2/21/48 (a)		490	454
8.15%, 11/20/59 (a)		2,200	2,060
8.88%, 5/29/50 (a)		430	427
			7,832

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

El Salvador (1.2%)
Sovereign (1.2%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,785	1,546
7.12%, 1/20/50 (a)	410	322
8.63%, 2/28/29 (a)	760	724
		2,592
Gabon (0.5%)
Sovereign (0.5%)
Gabon Government International Bond,
6.63%, 2/6/31 (a)	360	323
Republic of Gabon,
6.95%, 6/16/25 (a)	740	697
		1,020
Ghana (1.1%)
Sovereign (1.1%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)	1,450	1,226
8.95%, 3/26/51 (a)	1,340	1,164
		2,390
Guatemala (1.2%)
Sovereign (1.2%)
Guatemala Government Bond,
4.88%, 2/13/28	1,810	2,002
6.13%, 6/1/50 (a)	380	456
		2,458
Honduras (0.3%)
Sovereign (0.3%)
Honduras Government International Bond,
5.63%, 6/24/30 (a)	230	247
8.75%, 12/16/20	400	405
		652
Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond,
5.38%, 3/25/24	1,250	1,435
7.63%, 3/29/41	690	1,236
		2,671
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	845

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Indonesia (5.9%)
Sovereign (5.9%)
Indonesia Government International Bond,
3.85%, 7/18/27	450	507
4.13%, 1/15/25	2,670	2,986
4.45%, 4/15/70	1,000	1,190
4.75%, 1/8/26 (a)	1,360	1,582
5.13%, 1/15/45 (a)	1,014	1,279
5.35%, 2/11/49	200	266
5.88%, 1/15/24	1,360	1,569
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,181
6.45%, 5/30/44 (a)	310	405
6.50%, 11/7/48 (a)	1,070	1,429
		12,394
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	1,140	1,092

Jamaica (1.1%)
Sovereign (1.1%)
Jamaica Government International Bond,
7.88%, 7/28/45	740	942
8.00%, 3/15/39	1,010	1,314
		2,256
Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	950	947

Kazakhstan (1.9%)
Sovereign (1.9%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	520	603
5.13%, 7/21/25	1,100	1,276
6.50%, 7/21/45	430	669
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	1,070	1,370
		3,918
Kenya (0.7%)
Sovereign (0.7%)
Kenya Government International Bond,
8.00%, 5/22/32 (a)	1,440	1,425

Lebanon (0.3%)
Sovereign (0.3%)
Lebanon Government International Bond,
6.85%, 3/23/27 – 5/25/29 (b)(c)	3,490	574

Lithuania (0.4%)
Sovereign (0.4%)
Lithuania Government International Bond,
6.63%, 2/1/22	760	821

Malaysia (0.4%)
Sovereign (0.4%)
Petronas Capital Ltd.,
3.50%, 3/18/25	810	891

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Mexico (7.2%)
Corporate Bond (0.6%)
Orbia Advance Corp SAB de CV,
5.50%, 1/15/48 (a)		1,180	1,328

Sovereign (6.6%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		410	411
Mexican Bonos, Series M
7.50%, 6/3/27	MXN	20,315	1,022
Mexico Government International Bond,
3.75%, 1/11/28		$1,410	1,521
4.15%, 3/28/27		2,756	3,071
4.50%, 4/22/29		470	528
4.60%, 1/23/46		530	573
Petroleos Mexicanos,
6.35%, 2/12/48		679	512
6.84%, 1/23/30 (a)		2,213	1,978
6.95%, 1/28/60 (a)		718	556
7.69%, 1/23/50		500	419
7.69%, 1/23/50 (a)		3,750	3,144
			13,735
			15,063
Mongolia (0.6%)
Sovereign (0.6%)
Mongolia Government International Bond,
5.13%, 4/7/26 (a)(f)		310	312
5.63%, 5/1/23		940	970
			1,282
Nigeria (2.5%)
Corporate Bond (0.5%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)		1,100	1,133

Sovereign (2.0%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	543
6.50%, 11/28/27 (a)		870	831
7.14%, 2/23/30 (a)		1,020	972
9.25%, 1/21/49 (a)		1,830	1,823
			4,169
			5,302

Oman (1.3%)
Sovereign (1.3%)
Oman Government International Bond,
6.00%, 8/1/29 (a)		2,950	2,727

Panama (3.3%)
Corporate Bond (0.3%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)		500	514

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Sovereign (3.0%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,150	1,278
Panama Government International Bond,
3.87%, 7/23/60	550	632
4.00%, 9/22/24	2,684	2,942
4.50%, 4/1/56	810	1,018
8.88%, 9/30/27	278	399
		6,269
		6,783
Paraguay (2.2%)
Sovereign (2.2%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	986
4.70%, 3/27/27 (a)	640	729
4.95%, 4/28/31 (a)	710	821
5.40%, 3/30/50 (a)	660	805
6.10%, 8/11/44 (a)	878	1,141
		4,482
Peru (3.5%)
Corporate Bond (0.3%)
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	513

Sovereign (3.2%)
Corporación Financiera de Desarrollo SA,
2.40%, 9/28/27 (a)	370	373
5.25%, 7/15/29 (a)	978	1,053
Peruvian Government International Bond,
5.63%, 11/18/50	850	1,357
6.55%, 3/14/37	1,550	2,349
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,562
		6,694
		7,207
Philippines (2.1%)
Sovereign (2.1%)
Philippine Government International Bond,
3.95%, 1/20/40	700	831
9.50%, 2/2/30	2,200	3,631
		4,462

Poland (1.7%)
Sovereign (1.7%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,701	1,806
4.00%, 1/22/24	1,620	1,807
		3,613

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Qatar (3.4%)
Sovereign (3.4%)
Qatar Government International Bond,
3.75%, 4/16/30 (a)	890	1,033
4.00%, 3/14/29	1,060	1,242
4.82%, 3/14/49 (a)	3,150	4,252
4.82%, 3/14/49	490	661
		7,188
Romania (0.4%)
Sovereign (0.4%)
Romanian Government International Bond,
4.38%, 8/22/23	680	740

Russia (3.8%)
Sovereign (3.8%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	2,800	2,939
5.63%, 4/4/42	3,800	5,089
		8,028
Saudi Arabia (1.9%)
Sovereign (1.9%)
Saudi Government International Bond,
4.38%, 4/16/29	1,538	1,804
5.25%, 1/16/50 (a)	1,580	2,128
		3,932
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)	1,140	1,128

South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23	550	508
7.13%, 2/11/25	1,210	1,110
8.45%, 8/10/28 (a)	840	776
		2,394
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
6.20%, 5/11/27	2,250	1,552
7.55%, 3/28/30	440	304
		1,856
Turkey (2.4%)
Sovereign (2.4%)
Turkey Government International Bond,
4.88%, 4/16/43	1,300	972
5.63%, 3/30/21	1,350	1,360
6.88%, 3/17/36	1,000	940
7.25%, 12/23/23	1,580	1,633
		4,905

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Ukraine (2.3%)
Sovereign (2.3%)
Ukraine Government International Bond, 7.75%, 9/1/23 – 9/1/26	4,730	4,770
United Arab Emirates (2.0%)
Corporate Bond (0.5%)
DP World Crescent Ltd.,
4.85%, 9/26/28	930	1,032
Sovereign (1.5%)
Abu Dhabi Government International Bond,
2.50%, 9/30/29 (a)	1,950	2,088
3.13%, 5/3/26	1,031	1,135
		3,223
		4,255
Uruguay (1.6%)
Sovereign (1.6%)
Uruguay Government International Bond,
4.38%, 10/27/27	1,260	1,460
5.10%, 6/18/50	1,385	1,869
		3,329
Venezuela (0.2%)
Sovereign (0.2%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (b)(c)	15,570	467
Total Fixed Income Securities (Cost $202,103)		195,631

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20	2,250	8
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (g)	5,450	12
Total Warrants (Cost $—)		20

Shares
Short-Term Investments (6.3%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds -Treasury Securities Portfolio - Institutional Class (h) (Cost $2,026)	2,026,386	2,026

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $307; fully collateralized by a U.S. Government obligation; 2.13% due 5/15/22; valued at $312)	$307	307
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/20, due 10/1/20; proceeds $38; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $39)	38	38
Merrill Lynch & Co., Inc., (0.06%, dated 9/30/20, due 10/1/20; proceeds $118; fully collateralized by U.S. Government obligations; 1.50% due 10/31/24; valued at $120)	118	118
		463
Total Securities held as Collateral on Loaned Securities (Cost $2,489)		2,489

		Shares
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (h) (Cost $8,570)		8,569,747	8,570

		Face Amount (000)
Egypt (1.0%)
Sovereign (1.0%)
Egypt Treasury Bills,
13.60%, 3/2/21	EGP	3,375	204
13.65%, 3/2/21		5,600	339
13.66%, 3/2/21		8,400	508
13.68%, 3/2/21		12,050	729
13.69%, 3/2/21		5,625	340
13.70%, 3/2/21		850	51
Total Sovereign (Cost $2,141)			2,171
Total Short-Term Investments (Cost $13,200)			13,230
Total Investments (100.0%) (Cost $215,303) Including $2,847 of Securities Loaned (i)(j)(k)			208,881
Liabilities in Excess of Other Assets			(3,907)
Net Assets			$204,974

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2020. Maturity date disclosed is the ultimate maturity date.
(e)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2020, were approximately $2,847,000 and $2,901,000, respectively. The Fund received cash collateral of approximately $2,489,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $412,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(f)	When-issued security.
(g)	Perpetual maturity date. Date disclosed is the last expiration date.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2020, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2020, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,444,000 and the aggregate gross unrealized depreciation is approximately $19,845,000, resulting in net unrealized depreciation of approximately $6,401,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2020 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2020:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
UBS AG	EUR	2,050	$2,428	12/9/20	$21

DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
MXN	—	Mexican Peso

Portfolio Composition*
Classification	Percentage of Total Investments
Sovereign	86.9%
Corporate Bonds	7.9
Short-Term Investments	5.2
Other**	0.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2020.
**	Amount is less than 0.05%.
***	Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $21,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2020 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$16,360	$—	$16,360
Sovereign	—	179,271	—	179,271
Total Fixed Income Securities	—	195,631	—	195,631
Warrants	—	20	—	20
Short-Term Investments
Investment Company	10,596	—	—	10,596
Repurchase Agreements	—	463	—	463
Sovereign	—	2,171	—	2,171
Total Short-Term Investments	10,596	2,634	—	13,230
Foreign Currency Forward Exchange Contract	—	21	—	21
Total Assets	$10,596	$198,306	$—	$208,902